Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory
c) Transferred financial assets that

are derecognized in their entirety

with continuing involvement
Continuing involvement

in a transferred

and fully derecognized

financial asset may result

from contractual provisions

in
the particular transfer

agreement or

from a separate

agreement, with

the counterparty

or a

third party,

entered into

in
connection with the transfer.

The fair value and carrying amount of UBS’s

continuing involvement from transferred positions

as of 31 December 2022
and 31 December 2021 was not material. Life-to-date losses

reported in prior periods primarily relate

to legacy positions
in securitization vehicles that have been

fully marked down, with no

remaining exposure to loss.

UBS AG
Entity [Table]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Explanatory
c) Transferred financial assets that

are derecognized in their entirety

with continuing involvement
Continuing involvement

in a transferred

and fully derecognized

financial asset may result

from contractual provisions

in
the particular transfer

agreement or

from a separate

agreement, with

the counterparty

or a

third party,

entered into

in
connection with the transfer.

The fair

value and

carrying amount

of UBS

AG’s continuing

involvement from

transferred positions

as of

31 December
2022

and 31

December 2021

was not

material.

Life-to-date losses

reported

in prior

periods

primarily relate

to legacy
positions in securitization vehicles that have been

fully marked down,

with no remaining exposure to

loss.